Class I and Class Z [Member] Expense Example - Class I and Class Z [Member] - AMG Yacktman Special Opportunities Fund	Dec. 31, 2025 USD ($)
Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 88
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	618
Expense Example, with Redemption, 10 Years	1,403
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	374
Expense Example, with Redemption, 5 Years	672
Expense Example, with Redemption, 10 Years	$ 1,517